Debt (Details) - Schedule of debt - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt (Details) - Schedule of debt [Line Items]
Other loans Unamortized Issuance	$ 0	$ 37
Other loans Short-term	0	0
Other loans Long-term	0	37
Other loans Unamortized Issuance	0	0
Other loans Net Carrying Unamortized	0	37
Total principal amount outstanding Unamortized Issuance	84,363	74,360	34,144
Total principal amount outstanding Short-term	13,188	3,148
Total principal amount outstanding Long-term	71,175	71,212
Total principal amount outstanding Unamortized Issuance	(313)	(358)
Total principal amount outstanding Net Carrying Unamortized	84,050	74,002
Related party loans			496
Less: Short-term debt		(3,148)	(2,910)
Less: Unamortized debt issuance costs		(358)	(251)
Long-term debt, net		70,854	30,983
2022 B. Riley bridge loan [Member]
Debt (Details) - Schedule of debt [Line Items]
Convertible Promissory Note Unpaid Principal	10,040
Convertible Promissory Note Short-term	10,040
Convertible Promissory Note Long-term	0
Convertible Promissory Note Unamortized Issuance	0
Convertible Promissory Note Unamortized Issuance	10,040
2021 Cox convertible promissory note [Member]
Debt (Details) - Schedule of debt [Line Items]
Convertible Promissory Note Unpaid Principal	15,000	15,000
Convertible Promissory Note Short-term	0	0
Convertible Promissory Note Long-term	15,000	15,000
Convertible Promissory Note Unamortized Issuance	0	0
Convertible Promissory Note Unamortized Issuance	15,000	15,000
Convertible Promissory Note		15,000
2021 Convertible promissory notes [Member]
Debt (Details) - Schedule of debt [Line Items]
Convertible Promissory Note Unpaid Principal	675	675
Convertible Promissory Note Short-term	0	0
Convertible Promissory Note Long-term	675	675
Convertible Promissory Note Unamortized Issuance	0	0
Convertible Promissory Note Unamortized Issuance	675	675
Convertible Promissory Note		675
2020 Secured convertible promissory note [Member]
Debt (Details) - Schedule of debt [Line Items]
Convertible Promissory Note Unpaid Principal	55,000	55,000
Convertible Promissory Note Short-term	0	0
Convertible Promissory Note Long-term	55,000	55,000
Convertible Promissory Note Unamortized Issuance	(313)	(358)
Convertible Promissory Note Unamortized Issuance	54,687	54,642
Convertible Promissory Note		55,000	30,000
2020 Convertible promissory notes [Member]
Debt (Details) - Schedule of debt [Line Items]
Convertible Promissory Note Unpaid Principal	2,525	2,525
Convertible Promissory Note Short-term	2,025	2,025
Convertible Promissory Note Long-term	500	500
Convertible Promissory Note Unamortized Issuance	0	0
Convertible Promissory Note Unamortized Issuance	2,525	2,525
Convertible Promissory Note		2,525	2,525
2020 PPP loan [Member]
Debt (Details) - Schedule of debt [Line Items]
Convertible Promissory Note Unpaid Principal	1,123	1,123
Convertible Promissory Note Short-term	1,123	1,123
Convertible Promissory Note Long-term	0	0
Convertible Promissory Note Unamortized Issuance	0	0
Convertible Promissory Note Unamortized Issuance	$ 1,123	1,123
Convertible Promissory Note		$ 1,123	$ 1,123